CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Time charter revenues	$ 57,465	$ 22,227	$ 0
Construction contract revenues	0	51,868	51,062
Other revenue	0	474	511
Total revenues	57,465	74,569	51,573
OPERATING EXPENSES
Voyage expenses	0	(1,139)	0
Vessel operating expenses	(9,679)	(6,197)	0
Construction contract expenses	0	(38,570)	(43,958)
Administrative expenses	(8,733)	(12,566)	(8,043)
Depreciation and amortization	(2,653)	(1,317)	(8)
Total operating expenses	(21,065)	(59,789)	(52,009)
Equity in earnings (losses) of joint ventures	17,123	(5,330)	40,228
Operating income (loss)	53,523	9,450	39,792
FINANCIAL INCOME (EXPENSE), NET
Interest income	7,568	4,959	2,122
Interest expense	(17,770)	(9,665)	(352)
Gain (loss) on derivative instruments	949	(161)	0
Other items, net	(2,678)	(2,788)	(1,096)
Total financial income (expense), net	(11,931)	(7,655)	674
Income (loss) before tax	41,592	1,795	40,466
Income tax expense	(313)	(481)	0
Net income (loss)	41,279	$ 1,314	40,466
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 17,273		$ 0
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.56	$ 0.50	$ 0
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 3,326		$ 0
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.57	0.50	$ 0
Subordinated units [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 20,680		$ 0
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.57	$ 0.50	$ 0